Financial Assets at Fair Value Through Other Comprehensive Income-Securities - Summary of Reconciliation of Expected Loss for Financial Assets at Fair Value Through Other Comprehensive Instrument-Securities, Segregated by Stages (Detail) - BRL (R$)
R$ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial assets at fair value through other comprehensive income [line items]
Gains / (Losses)	R$ 254	R$ 128	R$ 851
Level 1 [Member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(84)	(93)	(82)
Gains / (Losses)	(1)
Purchases	(2)	(2)	(1)
Settlements	2
Transfer to stage 2		0	0
Transfer to stage 3		11
Cure from stage 3			(10)
Expected loss, ending balance	(85)	(84)	(93)
Level 1 [Member] | Brazilian government securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(36)	(36)	(36)
Transfer to stage 2		0	0
Expected loss, ending balance	(36)	(36)	(36)
Level 1 [Member] | Corporate securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(48)	(57)	(46)
Gains / (Losses)	(1)
Purchases	(2)	(2)	(1)
Settlements	2
Transfer to stage 2		0	0
Transfer to stage 3		11
Cure from stage 3			(10)
Expected loss, ending balance	(49)	(48)	(57)
Level 1 [Member] | Other [member] | Brazilian government securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(36)	(36)	(36)
Transfer to stage 2		0	0
Expected loss, ending balance	(36)	(36)	(36)
Level 1 [Member] | Other [member] | Corporate securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(3)	(3)	(3)
Transfer to stage 2		0	0
Expected loss, ending balance	(3)	(3)	(3)
Level 1 [Member] | Debentures [member] | Corporate securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(43)	(43)	(43)
Transfer to stage 2		0	0
Expected loss, ending balance	(43)	(43)	(43)
Level 1 [Member] | Eurobonds and others [member] | Corporate securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance	(2)	(11)
Gains / (Losses)	(1)
Purchases	(2)	(2)
Settlements	2
Transfer to stage 2		0
Transfer to stage 3		11
Expected loss, ending balance	R$ (3)	(2)	(11)
Level 3 [Member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance			(13)
Settlements		10
Cure from stage 1		(10)
Transfer to stage 1			13
Transfer to stage 2		0	0
Level 3 [Member] | Corporate securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance			(13)
Settlements		10
Cure from stage 1		(10)
Transfer to stage 1			13
Transfer to stage 2		0	0
Level 3 [Member] | Eurobonds and others [member] | Corporate securities [member]
Financial assets at fair value through other comprehensive income [line items]
Expected loss, beginning balance			(13)
Settlements		10
Cure from stage 1		(10)
Transfer to stage 1			13
Transfer to stage 2		R$ 0	R$ 0